[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

February 11, 2022

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

RE:	Amplify ETF Trust
File Nos.: 333-207937; 811-23108

Ladies and Gentlemen:

On behalf of the Amplify ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, Amplify Emerging Markets FinTech ETF (formerly Amplify International Online Retail ETF), does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 193, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on February 9, 2022.

If you have any questions or comments, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By: /s/ Walter L. Draney

Walter L. Draney